U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.   Name and Address of issuer:
               INVESCO Variable Investment Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number: 811-8038

     Securities Act File Number: 033-70154

4(a) Last day of fiscal year for which this Form is filed:

            December 31, 2000

4(b) ____   Check box if this Form is being filed late (i.e.,  more  than 90 calendar days after the end of  the issuer's fiscal year).  (See
            Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this
            Form.

5.   Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                $71,251,732*
                                                     ------------

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                         $6,392,956
                                                     ----------

      (iii) Aggregate  price of  securities
            redeemed or repurchased during
            any prior fiscal year ending no
            earlier than October 1, 1995 that
            were not previously used to reduce
            registration fees payable to the
            Commission                               $0
                                                     --
      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]             $6,392,956
                                                     ----------

      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                          $64,858,776
                                                     -----------

      (vi)  Redemption  credits available for
            use in future years - if item 5(i)
            is less than item 5(iv) [subtract
            item 5(iv) from item 5(i)]               $0
                                                     --

      (vii) Multiplier for determining
            registration fee
            (See Instruction C.9)                    x0.00025
                                                     --------

      (viii)Registration fee due [multiply
            item 5(v) by item 5(vii)] (enter
            "0" if no fee is due):                   =$16,214.69
                                                     -----------

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: NONE. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

7.   Interest due - if this Form is being
     filed more than 90 days after the end
     of the Issuer's fiscal year (see
     instruction D):                                 +$0
                                                     ---

8.   Total of the amount of the registration
     fee due plus any interest due [line
     5(viii) plus line 7]:                           =$16,214.69
                                                     -----------

9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:

                              [X]     Wire Transfer
                              [ ]     Mail or other means

      * Represents sales to unregistered unit investment trusts which are being reported on this form.

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

        INVESCO Variable  Investment  Funds,  Inc. -
                                    INVESCO VIF-Blue Chip Growth Fund
                                    INVESCO VIF-Dynamics Fund
                                    INVESCO VIF-Equity Income Fund
                                    INVESCO VIF-Financial Services Fund
                                    INVESCO VIF-Health Sciences Fund
                                    INVESCO VIF-High Yield Fund
                                    INVESCO VIF-Market Neutral Fund
                                    INVESCO VIF-Real Estate Opportunity Fund
                                    INVESCO VIF-Small Company Growth Fund
                                    INVESCO VIF-Technology Fund
                                    INVESCO VIF-Telecommunications Fund
                                    INVESCO VIF-Total Return Fund
                                    INVESCO VIF-Utilities Fund

                         By: /s/ Mark H. Williamson
                             ----------------------
                             Mark H. Williamson
                             President

Date: March 29, 2001